Other Financial Assets and Liabilities - Summary of Valuation Gains and Losses on Derivatives Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Valuation gain	₩ 57	₩ 109,436	₩ 141,512
Valuation loss	209,582	138	1,733
Other comprehensive income	(146,508)	85,483	147,644
Interest rate swap [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation gain	38
Valuation loss		148
Other comprehensive income	637	(142)	(2,858)
Currency swap [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation gain	19	97,158	141,512
Valuation loss	187,468	(10)	1,733
Other comprehensive income	(146,752)	85,479	150,255
Currency forwards [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation gain		12,278
Valuation loss	22,114
Other comprehensive income	₩ (393)	₩ 146	₩ 247